Marketable Securities - InterCure Ltd	12 Months Ended
Dec. 31, 2018
Marketable Securities - InterCure Ltd [Abstract]
MARKETABLE SECURITIES - InterCure Ltd

NOTE 7: MARKETABLE SECURITIES – InterCure Ltd

a.	All marketable securities held by the Company constitute Level 1 financial instruments, as defined in IFRS 13 - “Fair Value Measurement”. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

b.	The Company holds the following financial instruments:

	December 31,
	2018	2017
	U.S. dollars in thousands

Marketable securities	2,847	298

Marketable securities	2,847	298

The entire investment in marketable securities is classified as a financial asset at fair value through profit or loss.

c.	Changes in marketable securities for the years ended December 31, 2018 and 2017, were as follows:

	December 31,
	2018	2017
	U.S. dollars in thousands

Fair value opening balance	298	414
Sales	(204)	-
Changes in fair value during the year	2,753	(116)

	2,847	298